Equity settled share-based payments - Share options (Details) - CNY (¥)		6 Months Ended	12 Months Ended
	Jan. 16, 2020	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Equity settled share-based payments
Equity-settled share-based payment expenses				¥ 613,000	¥ 5,067,000
Share option
Equity settled share-based payments
Equity-settled share-based payment expenses		¥ 7,593,000	¥ 5,879,000	¥ 33,306,000	¥ 77,768,000
Share option | Vesting tranche one
Equity settled share-based payments
Vesting percentage	20.00%
Share option | Vesting tranche two
Equity settled share-based payments
Vesting percentage	20.00%
Share option | Vesting tranche three
Equity settled share-based payments
Vesting percentage	20.00%
Share option | Vesting tranche four
Equity settled share-based payments
Vesting percentage	20.00%
Share option | Vesting tranche five
Equity settled share-based payments
Vesting percentage	20.00%